Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund
Entity Central Index Key	0000356494
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
VIP Stock Selector All Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector All Cap Portfolio
Class Name	VIP Stock Selector All Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector All Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 4,713,992,911
Holdings Count | shares	348
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,713,992,911
Number of Holdings	348
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.2 Financials 13.0 Health Care 11.9 Consumer Discretionary 10.2 Industrials 9.5 Communication Services 9.0 Consumer Staples 5.7 Energy 3.8 Real Estate 2.6 Materials 2.4 Utilities 2.1 Common Stocks 98.3 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.5 Canada 1.5 United Kingdom 0.8 Netherlands 0.4 France 0.4 Puerto Rico 0.2 Singapore 0.2 Denmark 0.2 Belgium 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.7 Apple Inc 5.0 NVIDIA Corp 4.1 Amazon.com Inc 4.1 Alphabet Inc Class A 4.1 Meta Platforms Inc Class A 2.6 Exxon Mobil Corp 1.7 JPMorgan Chase & Co 1.4 Unitedhealth Group Inc 1.3 Boston Scientific Corp 1.3 33.3
VIP Floating Rate High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 403,131,006
Holdings Count | shares	611
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$403,131,006
Number of Holdings	611
Portfolio Turnover	39%

Holdings [Text Block]	BBB 1.5 BB 22.6 B 62.0 CCC,CC,C 4.4 D 0.0 Not Rated 4.5 Equities 1.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.8 Corporate Bonds 3.6 Common Stocks 0.9 Alternative Funds 0.5 Preferred Securities 0.4 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.3 United Kingdom 1.9 Canada 1.4 Luxembourg 1.2 Netherlands 1.1 Ireland 0.7 France 0.7 Puerto Rico 0.4 Sweden 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.3 Asurion LLC 2.1 Acrisure LLC 1.4 Caesars Entertainment Inc 1.2 Fertitta Entertainment LLC/NV 1.1 Polaris Newco LLC 1.1 Truist Insurance Holdings LLC 1.1 Cloud Software Group Inc 1.0 MH Sub I LLC 1.0 Medline Borrower LP 0.9 13.2
VIP Growth Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.57%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%
Net Assets	$ 10,636,540,018
Holdings Count | shares	148
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$10,636,540,018
Number of Holdings	148
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.4 Health Care 14.7 Industrials 12.3 Communication Services 10.9 Consumer Discretionary 9.1 Financials 5.6 Energy 2.5 Consumer Staples 0.6 Materials 0.3 Common Stocks 99.2 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 87.1 Netherlands 3.8 Taiwan 2.3 China 1.6 Israel 1.0 India 1.0 Brazil 0.9 Japan 0.6 United Kingdom 0.5 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.8 Apple Inc 12.2 Alphabet Inc Class A 5.1 Amazon.com Inc 5.0 NVIDIA Corp 4.7 Uber Technologies Inc 4.1 Eli Lilly & Co 2.8 Boston Scientific Corp 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 Netflix Inc 1.9 53.4
VIP Equity-Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 6,025,382,608
Holdings Count | shares	127
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,025,382,608
Number of Holdings	127
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.7 Health Care 13.9 Industrials 13.0 Information Technology 10.7 Consumer Staples 8.9 Energy 7.9 Communication Services 5.8 Utilities 5.7 Consumer Discretionary 5.2 Materials 5.1 Real Estate 2.2 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 91.5 Canada 2.4 Taiwan 1.6 United Kingdom 1.4 China 1.4 Korea (South) 1.0 Japan 0.4 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 3.1 Linde PLC 2.4 Bank of America Corp 2.4 Unitedhealth Group Inc 2.3 Wells Fargo & Co 2.1 Danaher Corp 2.0 General Electric Co 1.8 Walmart Inc 1.8 Chubb Ltd 1.6 23.2
VIP Growth Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.67%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%
Net Assets	$ 10,636,540,018
Holdings Count | shares	148
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$10,636,540,018
Number of Holdings	148
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.4 Health Care 14.7 Industrials 12.3 Communication Services 10.9 Consumer Discretionary 9.1 Financials 5.6 Energy 2.5 Consumer Staples 0.6 Materials 0.3 Common Stocks 99.2 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 87.1 Netherlands 3.8 Taiwan 2.3 China 1.6 Israel 1.0 India 1.0 Brazil 0.9 Japan 0.6 United Kingdom 0.5 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.8 Apple Inc 12.2 Alphabet Inc Class A 5.1 Amazon.com Inc 5.0 NVIDIA Corp 4.7 Uber Technologies Inc 4.1 Eli Lilly & Co 2.8 Boston Scientific Corp 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 Netflix Inc 1.9 53.4
VIP Overseas Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 1,933,089,907
Holdings Count | shares	98
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,933,089,907
Number of Holdings	98
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.2 Industrials 20.0 Information Technology 19.9 Health Care 14.8 Consumer Discretionary 8.0 Materials 7.4 Consumer Staples 4.1 Energy 1.1 Communication Services 0.4 Common Stocks 97.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 16.3 Japan 15.3 United States 13.5 France 12.5 Germany 8.9 Netherlands 8.4 Switzerland 5.1 Denmark 4.0 Sweden 3.1 Others 12.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 4.2 Novo Nordisk A/S Series B 3.7 Astrazeneca PLC 2.6 SAP SE 2.5 Tokio Marine Holdings Inc 2.4 RELX PLC 2.1 Wolters Kluwer NV 2.0 LVMH Moet Hennessy Louis Vuitton SE 2.0 Safran SA 1.8 Compass Group PLC 1.7 25.0
VIP Equity Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 6,025,382,608
Holdings Count | shares	127
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,025,382,608
Number of Holdings	127
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.7 Health Care 13.9 Industrials 13.0 Information Technology 10.7 Consumer Staples 8.9 Energy 7.9 Communication Services 5.8 Utilities 5.7 Consumer Discretionary 5.2 Materials 5.1 Real Estate 2.2 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 91.5 Canada 2.4 Taiwan 1.6 United Kingdom 1.4 China 1.4 Korea (South) 1.0 Japan 0.4 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 3.1 Linde PLC 2.4 Bank of America Corp 2.4 Unitedhealth Group Inc 2.3 Wells Fargo & Co 2.1 Danaher Corp 2.0 General Electric Co 1.8 Walmart Inc 1.8 Chubb Ltd 1.6 23.2
VIP Equity-Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 6,025,382,608
Holdings Count | shares	127
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,025,382,608
Number of Holdings	127
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.7 Health Care 13.9 Industrials 13.0 Information Technology 10.7 Consumer Staples 8.9 Energy 7.9 Communication Services 5.8 Utilities 5.7 Consumer Discretionary 5.2 Materials 5.1 Real Estate 2.2 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 91.5 Canada 2.4 Taiwan 1.6 United Kingdom 1.4 China 1.4 Korea (South) 1.0 Japan 0.4 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 3.1 Linde PLC 2.4 Bank of America Corp 2.4 Unitedhealth Group Inc 2.3 Wells Fargo & Co 2.1 Danaher Corp 2.0 General Electric Co 1.8 Walmart Inc 1.8 Chubb Ltd 1.6 23.2
VIP Value Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 533,652,036
Holdings Count | shares	111
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$533,652,036
Number of Holdings	111
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 14.8 Health Care 11.0 Energy 9.5 Consumer Discretionary 8.4 Consumer Staples 7.7 Utilities 6.1 Information Technology 5.5 Materials 5.4 Communication Services 5.3 Real Estate 4.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 88.1 Canada 5.2 United Kingdom 1.9 Switzerland 1.0 Puerto Rico 0.9 Sweden 0.8 Germany 0.7 Australia 0.7 Spain 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Wells Fargo & Co 2.6 Cigna Group/The 2.0 Astrazeneca PLC ADR 1.9 CVS Health Corp 1.8 Philip Morris International Inc 1.7 Travelers Cos Inc/The 1.6 First Citizens BancShares Inc/NC Class A 1.6 Global Payments Inc 1.6 Merck & Co Inc 1.5 19.5
VIP Stock Selector All Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector All Cap Portfolio
Class Name	VIP Stock Selector All Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector All Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 4,713,992,911
Holdings Count | shares	348
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,713,992,911
Number of Holdings	348
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.2 Financials 13.0 Health Care 11.9 Consumer Discretionary 10.2 Industrials 9.5 Communication Services 9.0 Consumer Staples 5.7 Energy 3.8 Real Estate 2.6 Materials 2.4 Utilities 2.1 Common Stocks 98.3 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.5 Canada 1.5 United Kingdom 0.8 Netherlands 0.4 France 0.4 Puerto Rico 0.2 Singapore 0.2 Denmark 0.2 Belgium 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.7 Apple Inc 5.0 NVIDIA Corp 4.1 Amazon.com Inc 4.1 Alphabet Inc Class A 4.1 Meta Platforms Inc Class A 2.6 Exxon Mobil Corp 1.7 JPMorgan Chase & Co 1.4 Unitedhealth Group Inc 1.3 Boston Scientific Corp 1.3 33.3
VIP Growth Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 10,636,540,018
Holdings Count | shares	148
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$10,636,540,018
Number of Holdings	148
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.4 Health Care 14.7 Industrials 12.3 Communication Services 10.9 Consumer Discretionary 9.1 Financials 5.6 Energy 2.5 Consumer Staples 0.6 Materials 0.3 Common Stocks 99.2 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 87.1 Netherlands 3.8 Taiwan 2.3 China 1.6 Israel 1.0 India 1.0 Brazil 0.9 Japan 0.6 United Kingdom 0.5 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.8 Apple Inc 12.2 Alphabet Inc Class A 5.1 Amazon.com Inc 5.0 NVIDIA Corp 4.7 Uber Technologies Inc 4.1 Eli Lilly & Co 2.8 Boston Scientific Corp 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 Netflix Inc 1.9 53.4
VIP Floating Rate High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 403,131,006
Holdings Count | shares	611
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$403,131,006
Number of Holdings	611
Portfolio Turnover	39%

Holdings [Text Block]	BBB 1.5 BB 22.6 B 62.0 CCC,CC,C 4.4 D 0.0 Not Rated 4.5 Equities 1.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.8 Corporate Bonds 3.6 Common Stocks 0.9 Alternative Funds 0.5 Preferred Securities 0.4 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.3 United Kingdom 1.9 Canada 1.4 Luxembourg 1.2 Netherlands 1.1 Ireland 0.7 France 0.7 Puerto Rico 0.4 Sweden 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Great Outdoors Group LLC 2.3 Asurion LLC 2.1 Acrisure LLC 1.4 Caesars Entertainment Inc 1.2 Fertitta Entertainment LLC/NV 1.1 Polaris Newco LLC 1.1 Truist Insurance Holdings LLC 1.1 Cloud Software Group Inc 1.0 MH Sub I LLC 1.0 Medline Borrower LP 0.9 13.2
VIP Stock Selector All Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector All Cap Portfolio
Class Name	VIP Stock Selector All Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector All Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 4,713,992,911
Holdings Count | shares	348
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,713,992,911
Number of Holdings	348
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.2 Financials 13.0 Health Care 11.9 Consumer Discretionary 10.2 Industrials 9.5 Communication Services 9.0 Consumer Staples 5.7 Energy 3.8 Real Estate 2.6 Materials 2.4 Utilities 2.1 Common Stocks 98.3 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.5 Canada 1.5 United Kingdom 0.8 Netherlands 0.4 France 0.4 Puerto Rico 0.2 Singapore 0.2 Denmark 0.2 Belgium 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.7 Apple Inc 5.0 NVIDIA Corp 4.1 Amazon.com Inc 4.1 Alphabet Inc Class A 4.1 Meta Platforms Inc Class A 2.6 Exxon Mobil Corp 1.7 JPMorgan Chase & Co 1.4 Unitedhealth Group Inc 1.3 Boston Scientific Corp 1.3 33.3
VIP High Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 772,104,966
Holdings Count | shares	753
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$772,104,966
Number of Holdings	753
Portfolio Turnover	35%

Holdings [Text Block]	A 0.4 BBB 4.6 BB 29.4 B 39.0 CCC,CC,C 14.3 D 0.0 Not Rated 3.4 Equities 4.2 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 4.8 Common Stocks 2.2 Alternative Funds 1.5 Preferred Securities 1.2 Fixed-Income Funds 0.5 CMOs and Other Mortgage Related Securities 0.4 Asset-Backed Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) United States 84.6 Canada 4.1 United Kingdom 2.3 Luxembourg 1.2 Germany 0.8 Ireland 0.8 France 0.7 Tanzania 0.7 Switzerland 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) CHS/Community Health Systems Inc 1.7 CCO Holdings LLC / CCO Holdings Capital Corp 1.6 Fidelity Private Credit Company LLC 1.5 TransDigm Inc 1.3 MPT Operating Partnership LP / MPT Finance Corp 1.0 Mesquite Energy Inc 0.9 Tenet Healthcare Corp 0.9 DISH Network Corp 0.9 Carnival Corp 0.9 OneMain Finance Corp 0.8 11.5
VIP Equity-Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 6,025,382,608
Holdings Count | shares	127
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$6,025,382,608
Number of Holdings	127
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.7 Health Care 13.9 Industrials 13.0 Information Technology 10.7 Consumer Staples 8.9 Energy 7.9 Communication Services 5.8 Utilities 5.7 Consumer Discretionary 5.2 Materials 5.1 Real Estate 2.2 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) United States 91.5 Canada 2.4 Taiwan 1.6 United Kingdom 1.4 China 1.4 Korea (South) 1.0 Japan 0.4 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.7 Exxon Mobil Corp 3.1 Linde PLC 2.4 Bank of America Corp 2.4 Unitedhealth Group Inc 2.3 Wells Fargo & Co 2.1 Danaher Corp 2.0 General Electric Co 1.8 Walmart Inc 1.8 Chubb Ltd 1.6 23.2
VIP Overseas Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 1,933,089,907
Holdings Count | shares	98
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,933,089,907
Number of Holdings	98
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.2 Industrials 20.0 Information Technology 19.9 Health Care 14.8 Consumer Discretionary 8.0 Materials 7.4 Consumer Staples 4.1 Energy 1.1 Communication Services 0.4 Common Stocks 97.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 16.3 Japan 15.3 United States 13.5 France 12.5 Germany 8.9 Netherlands 8.4 Switzerland 5.1 Denmark 4.0 Sweden 3.1 Others 12.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 4.2 Novo Nordisk A/S Series B 3.7 Astrazeneca PLC 2.6 SAP SE 2.5 Tokio Marine Holdings Inc 2.4 RELX PLC 2.1 Wolters Kluwer NV 2.0 LVMH Moet Hennessy Louis Vuitton SE 2.0 Safran SA 1.8 Compass Group PLC 1.7 25.0
VIP Growth Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.82%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%
Net Assets	$ 10,636,540,018
Holdings Count | shares	148
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$10,636,540,018
Number of Holdings	148
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.4 Health Care 14.7 Industrials 12.3 Communication Services 10.9 Consumer Discretionary 9.1 Financials 5.6 Energy 2.5 Consumer Staples 0.6 Materials 0.3 Common Stocks 99.2 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 87.1 Netherlands 3.8 Taiwan 2.3 China 1.6 Israel 1.0 India 1.0 Brazil 0.9 Japan 0.6 United Kingdom 0.5 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 12.8 Apple Inc 12.2 Alphabet Inc Class A 5.1 Amazon.com Inc 5.0 NVIDIA Corp 4.7 Uber Technologies Inc 4.1 Eli Lilly & Co 2.8 Boston Scientific Corp 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 Netflix Inc 1.9 53.4
VIP High Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 772,104,966
Holdings Count | shares	753
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$772,104,966
Number of Holdings	753
Portfolio Turnover	35%

Holdings [Text Block]	A 0.4 BBB 4.6 BB 29.4 B 39.0 CCC,CC,C 14.3 D 0.0 Not Rated 3.4 Equities 4.2 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 4.8 Common Stocks 2.2 Alternative Funds 1.5 Preferred Securities 1.2 Fixed-Income Funds 0.5 CMOs and Other Mortgage Related Securities 0.4 Asset-Backed Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) United States 84.6 Canada 4.1 United Kingdom 2.3 Luxembourg 1.2 Germany 0.8 Ireland 0.8 France 0.7 Tanzania 0.7 Switzerland 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) CHS/Community Health Systems Inc 1.7 CCO Holdings LLC / CCO Holdings Capital Corp 1.6 Fidelity Private Credit Company LLC 1.5 TransDigm Inc 1.3 MPT Operating Partnership LP / MPT Finance Corp 1.0 Mesquite Energy Inc 0.9 Tenet Healthcare Corp 0.9 DISH Network Corp 0.9 Carnival Corp 0.9 OneMain Finance Corp 0.8 11.5
VIP High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 772,104,966
Holdings Count | shares	753
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$772,104,966
Number of Holdings	753
Portfolio Turnover	35%

Holdings [Text Block]	A 0.4 BBB 4.6 BB 29.4 B 39.0 CCC,CC,C 14.3 D 0.0 Not Rated 3.4 Equities 4.2 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 4.8 Common Stocks 2.2 Alternative Funds 1.5 Preferred Securities 1.2 Fixed-Income Funds 0.5 CMOs and Other Mortgage Related Securities 0.4 Asset-Backed Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) United States 84.6 Canada 4.1 United Kingdom 2.3 Luxembourg 1.2 Germany 0.8 Ireland 0.8 France 0.7 Tanzania 0.7 Switzerland 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) CHS/Community Health Systems Inc 1.7 CCO Holdings LLC / CCO Holdings Capital Corp 1.6 Fidelity Private Credit Company LLC 1.5 TransDigm Inc 1.3 MPT Operating Partnership LP / MPT Finance Corp 1.0 Mesquite Energy Inc 0.9 Tenet Healthcare Corp 0.9 DISH Network Corp 0.9 Carnival Corp 0.9 OneMain Finance Corp 0.8 11.5
VIP Overseas Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 1,933,089,907
Holdings Count | shares	98
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,933,089,907
Number of Holdings	98
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.2 Industrials 20.0 Information Technology 19.9 Health Care 14.8 Consumer Discretionary 8.0 Materials 7.4 Consumer Staples 4.1 Energy 1.1 Communication Services 0.4 Common Stocks 97.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 16.3 Japan 15.3 United States 13.5 France 12.5 Germany 8.9 Netherlands 8.4 Switzerland 5.1 Denmark 4.0 Sweden 3.1 Others 12.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 4.2 Novo Nordisk A/S Series B 3.7 Astrazeneca PLC 2.6 SAP SE 2.5 Tokio Marine Holdings Inc 2.4 RELX PLC 2.1 Wolters Kluwer NV 2.0 LVMH Moet Hennessy Louis Vuitton SE 2.0 Safran SA 1.8 Compass Group PLC 1.7 25.0
VIP Value Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 533,652,036
Holdings Count | shares	111
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$533,652,036
Number of Holdings	111
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 14.8 Health Care 11.0 Energy 9.5 Consumer Discretionary 8.4 Consumer Staples 7.7 Utilities 6.1 Information Technology 5.5 Materials 5.4 Communication Services 5.3 Real Estate 4.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 88.1 Canada 5.2 United Kingdom 1.9 Switzerland 1.0 Puerto Rico 0.9 Sweden 0.8 Germany 0.7 Australia 0.7 Spain 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Wells Fargo & Co 2.6 Cigna Group/The 2.0 Astrazeneca PLC ADR 1.9 CVS Health Corp 1.8 Philip Morris International Inc 1.7 Travelers Cos Inc/The 1.6 First Citizens BancShares Inc/NC Class A 1.6 Global Payments Inc 1.6 Merck & Co Inc 1.5 19.5
VIP High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 772,104,966
Holdings Count | shares	753
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$772,104,966
Number of Holdings	753
Portfolio Turnover	35%

Holdings [Text Block]	A 0.4 BBB 4.6 BB 29.4 B 39.0 CCC,CC,C 14.3 D 0.0 Not Rated 3.4 Equities 4.2 Short-Term Investments and Net Other Assets (Liabilities) 4.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.6 Bank Loan Obligations 4.8 Common Stocks 2.2 Alternative Funds 1.5 Preferred Securities 1.2 Fixed-Income Funds 0.5 CMOs and Other Mortgage Related Securities 0.4 Asset-Backed Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) United States 84.6 Canada 4.1 United Kingdom 2.3 Luxembourg 1.2 Germany 0.8 Ireland 0.8 France 0.7 Tanzania 0.7 Switzerland 0.6 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) CHS/Community Health Systems Inc 1.7 CCO Holdings LLC / CCO Holdings Capital Corp 1.6 Fidelity Private Credit Company LLC 1.5 TransDigm Inc 1.3 MPT Operating Partnership LP / MPT Finance Corp 1.0 Mesquite Energy Inc 0.9 Tenet Healthcare Corp 0.9 DISH Network Corp 0.9 Carnival Corp 0.9 OneMain Finance Corp 0.8 11.5
VIP Value Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 533,652,036
Holdings Count | shares	111
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$533,652,036
Number of Holdings	111
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 14.8 Health Care 11.0 Energy 9.5 Consumer Discretionary 8.4 Consumer Staples 7.7 Utilities 6.1 Information Technology 5.5 Materials 5.4 Communication Services 5.3 Real Estate 4.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 88.1 Canada 5.2 United Kingdom 1.9 Switzerland 1.0 Puerto Rico 0.9 Sweden 0.8 Germany 0.7 Australia 0.7 Spain 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Wells Fargo & Co 2.6 Cigna Group/The 2.0 Astrazeneca PLC ADR 1.9 CVS Health Corp 1.8 Philip Morris International Inc 1.7 Travelers Cos Inc/The 1.6 First Citizens BancShares Inc/NC Class A 1.6 Global Payments Inc 1.6 Merck & Co Inc 1.5 19.5
VIP Stock Selector All Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector All Cap Portfolio
Class Name	VIP Stock Selector All Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Stock Selector All Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 4,713,992,911
Holdings Count | shares	348
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,713,992,911
Number of Holdings	348
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.2 Financials 13.0 Health Care 11.9 Consumer Discretionary 10.2 Industrials 9.5 Communication Services 9.0 Consumer Staples 5.7 Energy 3.8 Real Estate 2.6 Materials 2.4 Utilities 2.1 Common Stocks 98.3 Preferred Stocks 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) United States 95.5 Canada 1.5 United Kingdom 0.8 Netherlands 0.4 France 0.4 Puerto Rico 0.2 Singapore 0.2 Denmark 0.2 Belgium 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.7 Apple Inc 5.0 NVIDIA Corp 4.1 Amazon.com Inc 4.1 Alphabet Inc Class A 4.1 Meta Platforms Inc Class A 2.6 Exxon Mobil Corp 1.7 JPMorgan Chase & Co 1.4 Unitedhealth Group Inc 1.3 Boston Scientific Corp 1.3 33.3
VIP Value Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 533,652,036
Holdings Count | shares	111
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$533,652,036
Number of Holdings	111
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.2 Industrials 14.8 Health Care 11.0 Energy 9.5 Consumer Discretionary 8.4 Consumer Staples 7.7 Utilities 6.1 Information Technology 5.5 Materials 5.4 Communication Services 5.3 Real Estate 4.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 88.1 Canada 5.2 United Kingdom 1.9 Switzerland 1.0 Puerto Rico 0.9 Sweden 0.8 Germany 0.7 Australia 0.7 Spain 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.2 Wells Fargo & Co 2.6 Cigna Group/The 2.0 Astrazeneca PLC ADR 1.9 CVS Health Corp 1.8 Philip Morris International Inc 1.7 Travelers Cos Inc/The 1.6 First Citizens BancShares Inc/NC Class A 1.6 Global Payments Inc 1.6 Merck & Co Inc 1.5 19.5
VIP Overseas Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 1,933,089,907
Holdings Count | shares	98
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,933,089,907
Number of Holdings	98
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.2 Industrials 20.0 Information Technology 19.9 Health Care 14.8 Consumer Discretionary 8.0 Materials 7.4 Consumer Staples 4.1 Energy 1.1 Communication Services 0.4 Common Stocks 97.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United Kingdom 16.3 Japan 15.3 United States 13.5 France 12.5 Germany 8.9 Netherlands 8.4 Switzerland 5.1 Denmark 4.0 Sweden 3.1 Others 12.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ASML Holding NV 4.2 Novo Nordisk A/S Series B 3.7 Astrazeneca PLC 2.6 SAP SE 2.5 Tokio Marine Holdings Inc 2.4 RELX PLC 2.1 Wolters Kluwer NV 2.0 LVMH Moet Hennessy Louis Vuitton SE 2.0 Safran SA 1.8 Compass Group PLC 1.7 25.0